Equity-Accounted Investees and Joint Business - Most recent financial statements available of the main equity-accounted investments of Grifols (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Equity-Accounted Investees and Joint Business
Non-current assets	€ 14,638	€ 15,677
Cash and cash equivalents	825	980	€ 529	[1]	€ 549
Non-current financial liabilities	(9,091)	(9,491)
Current financial liabilities	(552)	(676)
Net revenue	7,524	7,212	6,592	[1]
Consolidated net profit	500	213	163	[1]
Grifols Egypt for Plasma Derivatives S.A.E.
Equity-Accounted Investees and Joint Business
Non-current assets	115	98
Current assets	101	92
Cash and cash equivalents	22	29
Non-current liabilities	(9)	(7)
Non-current financial liabilities	(8)	(7)
Current liabilities	(46)	(45)
Net assets	175	160
Net revenue	28	13
Consolidated net profit	(13)	€ 4	(4)
Shanghai RAAS Blood Products Co., Ltd.
Equity-Accounted Investees and Joint Business
Net revenue			778
Consolidated net profit			€ 234
Grifols Canada Plasma, Inc.
Equity-Accounted Investees and Joint Business
Non-current assets	13
Current assets	8
Cash and cash equivalents	2
Non-current liabilities	(7)
Non-current financial liabilities	(7)
Current liabilities	(18)
Net assets	(9)
Net revenue	€ 3

[1]	(See Note 2.d)